PENN SERIES FUNDS, INC.

Supplement dated June 1, 2026
to the Prospectus dated May 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion of the investment advisory fee it receives from each of the Large Cap Value Fund, Large Core Value Fund, Mid Core Value Fund, SMID Cap Value Fund, and International Equity Fund (each, a “Fund” and collectively, the “Funds”). Accordingly, effective June 1, 2026, the fee tables under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.67%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses†	0.98%
Fee Waiver*	(0.01)%
Total Annual Fund Operating Expenses (after expense waiver)**	0.97%

†
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$311	$541	$1,200

PENN SERIES FUNDS, INC.

Large Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	0.88%

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$285	$497	$1,106
Mid Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver*	(0.01)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.03%

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.

PENN SERIES FUNDS, INC.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$330	$573	$1,270
SMID Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.13%

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$363	$631	$1,396

PENN SERIES FUNDS, INC.

International Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.78%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver*	(0.02)%
Total Annual Fund Operating Expenses (after expense waiver)**	1.05%

*
The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

**	The expense information in the table has been restated to reflect the waiver of a portion of the Fund’s current Investment Advisory Fees, effective June 1, 2026.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example also reflects the Fund’s contractual fee waiver only for the one‑year period for which it is currently in place. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$338	$588	$1,304
In addition, effective June 1, 2026, the following paragraph and table is added before the last paragraph under the “Advisory Fees” heading in the “Management” section of the Prospectus:
PMAM has contractually agreed to waive a portion of its investment advisory fees with respect to certain Funds (each, a “Fee Waiver”) as set forth below:

NAME OF FUND	ADVISORY FEE WAIVER (as a percentage of Fund’s average daily net assets)	EXPIRATION DATE
Large Cap Value Fund	0.01%	May 31, 2027
Large Core Value Fund	0.02%	May 31, 2027
Mid Core Value Fund	0.01%	May 31, 2027
SMID Cap Value Fund	0.02%	May 31, 2027
International Equity Fund	0.02%	May 31, 2027
Each Fee Waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each Fee Waiver from year to year, but there is no guarantee that the Adviser will do so and the Fee Waiver may be cancelled or modified after May 31, 2027. A Fee Waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
PM9261 6/26

PENN SERIES FUNDS, INC.

Supplement dated June 1, 2026
to the Statement of Additional Information (“SAI”)
dated May 1, 2026
This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. Capitalized terms used but not defined herein shall have the meanings given to such terms in the SAI.

Large Cap Value Fund, SMID Cap Value Fund, Mid Core Value Fund, Real Estate Securities Fund, Large Core Value Fund, Small Cap Value Fund, SMID Cap Growth Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Growth Stock Fund, Emerging Markets Equity Fund, and International Equity Fund (each a “Fund”, and collectively, the “Funds”)
Effective June 1, 2026, the following information is inserted after the end of the Investment Advisory Fees table on page 66 of the Statement of Additional Information:
Effective June 1, 2026, Penn Mutual Asset Management, LLC (“PMAM”) has contractually agreed to waive a portion of its investment advisory fees with respect to certain Funds (each, a “Fee Waiver”) as set forth below:

NAME OF FUND	ADVISORY FEE WAIVER (as a percentage of Fund’s average daily net assets)	EXPIRATION DATE
Large Cap Value Fund	0.01%	May 31, 2027
Large Core Value Fund	0.02%	May 31, 2027
Mid Core Value Fund	0.01%	May 31, 2027
SMID Cap Value Fund	0.02%	May 31, 2027
International Equity Fund	0.02%	May 31, 2027
Each Fee Waiver does not provide for the recoupment by PMAM of any fees PMAM previously waived. PMAM may continue each Fee Waiver from year to year, but there is no guarantee that PMAM will do so and the Fee Waiver may be cancelled or modified after May 31, 2027. A Fee Waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.
In addition, effective June 1, 2026, the sub‑advisory fee rates set forth in the second table under the heading “General Information—Investment Advisory Services,” are hereby replaced with the following sub‑advisory fee rates for the Funds noted below:

NAME OF FUND	NAME OF SUB‑ADVISER	SUB‑ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Cap Value Fund	AllianceBernstein L.P.	0.26%
SMID Cap Value Fund	AllianceBernstein L.P.	0.55%
Mid Core Value Fund	American Century Investment Management, Inc.	0.36%
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.36%
Large Core Value Fund	Eaton Vance Management	0.25%
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.[1]	0.48%
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.[1]	0.37%
Large Cap Growth Fund	Massachusetts Financial Services Company	0.30%

PENN SERIES FUNDS, INC.

NAME OF FUND	NAME OF SUB‑ADVISER	SUB‑ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Core Growth Fund	Nomura Investments Fund Advisers	0.28%
Large Growth Stock Fund	T. Rowe Price Associates, Inc. [5]	0.40% on all assets up to $200,000,000; 0.30% on all assets when assets reach $200,000,000
Emerging Markets Equity Fund	Vontobel Asset Management, Inc. [6]	0.20%
International Equity Fund	Vontobel Asset Management, Inc. [6]	0.20%

[1]	Goldman Sachs Asset Management, L.P. is wholly-owned by The Goldman Sachs Group, Inc.

[5]
Pursuant to the Investment Sub‑Advisory Agreement, T. Rowe Price has agreed to provide the Adviser with transitional credits to ease the transition from the flat fee rate when net assets are below $200 million and the flat fee rate once assets reach $200 million. The credit will apply to all asset levels between $150 million and $200 million for as long as the Fund shall maintain such asset levels and regardless of the amount of time the Fund’s assets were subject to the 0.30% fee rate. The transitional credit will be determined by multiplying the difference between the flat 0.40% fee rate and the flat 0.30% fee rate by the difference between $150 million and the Fund’s then-current average daily net assets for billing purposes, divided by the difference between the $200 million and the $150 million thresholds.

[6]
Vontobel Asset Management, Inc. (“Vontobel”) utilizes order routing and execution services of certain of its foreign (non‑U.S.) affiliates (“Vontobel Affiliates”) that are not registered under the Investment Advisers Act of 1940 (the “Advisers Act”). One or more Vontobel Affiliate employees may provide services to the Emerging Markets Equity Fund and International Equity Fund subject to the supervision of Vontobel through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, the Vontobel Affiliates are considered Participating Affiliates of Vontobel. Any compensation to the Vontobel Affiliates would be paid by Vontobel from the investment advisory fee paid to Vontobel by PMAM.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9262 6/26